Business Combination (Details 4) - Limbach [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Business Acquisition [Line Items]
Pro forma revenues	$ 313,280	$ 331,350
Pro forma net loss attributable to common shareholders	$ (848)	$ (3,614)